Principal Accounting Policies - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-Term Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 84,853	$ 33,359
Short-Term Investments, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	7,983	14,143
Long-Term Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	20,000	39,000
Long-Term Investments, Debt Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		4,309
Level 1 | Short-Term Investments, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	7,983	14,143
Level 2 | Short-Term Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	84,853	33,359
Level 2 | Long-Term Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 20,000	39,000
Level 3 | Long-Term Investments, Debt Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		$ 4,309